Acquisitions and Disposals of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Impact of Acquisitions and Disposals on Consolidated Statements

The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for 30 June 2018 and 30 June 2017:

Million US dollar	2018 Acquisitions	2017 Acquisitions	2018 Disposals	2017 Disposals
Non-current assets
Property, plant and equipment	0	70	(249)	—
Intangible assets	67	430	(17)	—
Deferred tax assets	0	1	(86)	—
Trade and other receivables	1	—	0	—

Current assets
Inventories	1	2	(74)	—
Income tax receivables	0	—	(2)	—
Trade and other receivables	1	10	(77)	—
Cash and cash equivalents	1	2	(4)	—
Assets held for sale	0	—	(27)	—

Non-current liabilities
Deferred tax liabilities	(1)	—	2	—

Current liabilities
Bank overdrafts	0	—	7	—
Interest-bearing loans and borrowings	0	—	142	—
Trade and other payables	(6)	(11)	252	—
Provisions	0	—	1	—

Net identifiable assets and liabilities	65	503	(132)	—

Non-controlling interest	0	(114)	0	—

Goodwill on acquisitions and goodwill disposed of	0	135	(479)	—
Loss/(gain) on disposal	0	—	(15)	—
Consideration to be (paid)/received	(4)	(119)	53	—
Net cash paid on prior years acquisitions	10	116	12	(42)
Recycling of cumulative translation adjustment in respect of net assets	0	—	(584)	—
Contribution in kind	0	—	1 150	—

Consideration paid/(received)	71	521	5	(42)

Cash (acquired)/ disposed of	(1)	(2)	(3)	—

Net cash outflow / (inflow)	70	519	2	(42)